SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 29, 2023 JPY (¥) shares	Sep. 29, 2023 USD ($) $ / shares shares	Jun. 30, 2022 JPY (¥)	Jun. 30, 2021 JPY (¥)
SUBSEQUENT EVENTS
Issuance of shares			¥ 15,304	¥ 100,000
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Number of ordinary shares represented in each ADS | shares	1	1
Cash dividends paid to shareholders	¥ 24,998	$ 173,031
SUBSEQUENT EVENTS | Initial Public Offering | ADR
SUBSEQUENT EVENTS
Issuance of shares (in shares) | shares	1,143,000	1,143,000
Share price per ADS | $ / shares		$ 7.00
Issuance of shares	¥ 1,092,434
Underwriting discounts	¥ 94,994